UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
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Check here if Amendment [    ]; Amendment Number:
                                                  ---------------
     This Amendment (Check only one.):    [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEOLOGIC RESOURCE PARTNERS, LLC
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Address:       535 Boylston Street
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               Boston, MA 02116
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Form 13F File Number:      28-11778
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          George R. Ireland
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Title:         Principal of GRI Holdings, LLC, the Managing Member
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               of Geologic Resource Partners, LLC
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Phone:         617-849-8922
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Signature, Place, and Date of Signing:

/s/George R. Ireland           Boston, MA        February 14, 2013
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Report Type (Check only one.):
[ x  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number       Name
     None
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     24
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Form 13F Information Table Value Total:     $338,817
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                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number          Name

     1          28-14322                      GRI HOLDINGS LLC
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                                                   GEOLOGIC RESOURCE PARTNERS LLC
                                         FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2012

                                                                                                                VOTING AUTHORITY
                                                            VALUE     SHARES/     SH/  PUT/  INVSTMT  OTHER  -----------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      X($1000)  PRN AMT     PRN  CALL  DISCRETN MGRS   SOLE       SHARED  NONE
--------------                 --------------    ------     --------  -------     ---  ----  -------- ----   --------   ------  ----
ANGLOGOLD ASHANTI LTD          SPONSORED ADR     035128206     1,827      58,254  SH         DEFINED   1         58,254     0     0
AURICO GOLD INC                COM               05155C105    28,173   3,444,100  SH         DEFINED   1      3,444,100     0     0
AURIZON MINES LTD              COM               05155P106     4,354   1,251,251  SH         DEFINED   1      1,251,251     0     0
BARRICK GOLD CORP              COM               067901108    24,110     688,658  SH         DEFINED   1        688,658     0     0
BLUE WOLF MONGOLIA HOLDINGS    Unit 99/99/9999   G11962126     3,635     350,000  SH         DEFINED   1        350,000     0     0
CAMECO CORP                    COM               13321L108    17,168     870,602  SH         DEFINED   1        870,602     0     0
CLIFFS NATURAL RESOURCES INC.  COM               18683K101    11,571     300,000  SH         DEFINED   1        300,000     0     0
ETFS PALLADIUM TR              SHS BEN INT       26923A106    18,276     264,027  SH         DEFINED   1        264,027     0     0
ETFS PLATINUM TR               SHS BEN INT       26922V101    18,250     120,574  SH         DEFINED   1        120,574     0     0
EXETER RES CORP                COM               301835104     3,691   3,050,700  SH         DEFINED   1      3,050,700     0     0
FREEPORT-MCMORAN COPPER & GO   COM               35671D857    34,695   1,014,462  SH         DEFINED   1      1,014,462     0     0
GOLDCORP INC NEW               COM               380956409     7,421     202,200  SH         DEFINED   1        202,200     0     0
IAMGOLD CORP                   COM               450913108     7,570     660,000  SH         DEFINED   1        660,000     0     0
ISHARES SILVER TRUST           ISHARES           46428Q109     8,370     285,000  SH         DEFINED   1        285,000     0     0
KINROSS GOLD CORP              Com No PAR        496902404    13,312   1,369,500  SH         DEFINED   1      1,369,500     0     0
LAKE SHORE GOLD CORP           COM               510728108    17,639  23,388,000  SH         DEFINED   1     23,388,000     0     0
LONCOR RESOURCES INC           COM               54179W101     4,597   6,474,562  SH         DEFINED   1      6,474,562     0     0
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100    28,576     616,000  SH         DEFINED   1        616,000     0     0
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589     8,569     433,000  SH         DEFINED   1        433,000     0     0
PLATINUM GROUP METALS LTD      COM NEW           72765Q205     7,256   8,892,000  SH         DEFINED   1      8,892,000     0     0
SPDR GOLD TRUST                GOLD SHS          78463V107    40,819     251,940  SH         DEFINED   1        251,940     0     0
SPDR SERIES TRUST              S&P METALS MNG    78464A755    10,245     227,000  SH         DEFINED   1        227,000     0     0
TASEKO MINES LTD               COM               876511106     8,188   2,729,400  SH         DEFINED   1      2,729,400     0     0
TECK RESOURCES LTD             CL B              878742204    10,505     289,000  SH         DEFINED   1        289,000     0     0